Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,150
Balance at end of period	2,401	$ 1,150
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	852
Balance at end of period	653	852
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	284
Balance at end of period	1,748	284
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	14
Balance at end of period	0	14
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,880	1,993
Acquired in business combination		0
Acquisitions through business combinations	1,830
Effects of foreign exchange	65	(113)
Balance at end of period	3,775	1,880
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,335	1,415
Acquired in business combination		0
Acquisitions through business combinations	0
Effects of foreign exchange	47	(80)
Balance at end of period	1,382	1,335
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	502	532
Acquired in business combination		0
Acquisitions through business combinations	1,830
Effects of foreign exchange	17	(30)
Balance at end of period	2,349	502
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	43	46
Acquired in business combination		0
Acquisitions through business combinations	0
Effects of foreign exchange	1	(3)
Balance at end of period	44	43
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(730)	(417)
Amortization	613	333
Effects of foreign exchange	(31)	20
Balance at end of period	(1,374)	(730)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(483)	(276)
Amortization	226	219
Effects of foreign exchange	(20)	12
Balance at end of period	(729)	(483)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(218)	(124)
Amortization	373	99
Effects of foreign exchange	(10)	5
Balance at end of period	(601)	(218)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(29)	(17)
Amortization	14	15
Effects of foreign exchange	(1)	3
Balance at end of period	$ (44)	$ (29)